Marketable debt securities (Tables) - Marketable debt securities	12 Months Ended
Dec. 31, 2018
Financial liabilities
Schedule of financial liabilities

	12/31/2017	12/31/2018

Classification:
Other financial liabilities at fair value through profit or loss designated as such upon initial recognition	10,504	4,750
Financial liabilities at amortized cost	85,792	98,312
	96,296	103,062
Type:
Certificates of deposit (unsecured)	27,467	22,433
Senior Unsecured Notes	19,558	19,590
Structured bank bonds	10,748	5,376
Promissory notes	23,577	35,831
Unsecured bonds	14,798	19,717
Mortgage-backed bonds	148	115
	96,296	103,062
Currency:
Peso	68,788	76,075
USD	27,508	26,987
	96,296	103,062

Schedule of the balance of issues under the issuance program

As of December 31, 2017, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	36	12/28/2018	7.42%
Certificates of deposit (unsecured)	11	12/27/2018	7.43%
Certificates of deposit (unsecured)	23	12/26/2018	7.42%
Certificates of deposit (unsecured)	28	12/24/2018	7.42%
Certificates of deposit (unsecured)	40	12/21/2018	7.42%
Certificates of deposit (unsecured)	28	12/20/2018	7.41%
Certificates of deposit (unsecured)	13	12/19/2018	7.41%
Certificates of deposit (unsecured)	13	12/18/2018	7.40%
Certificates of deposit (unsecured)	24	12/17/2018	7.40%
Certificates of deposit (unsecured)	28	12/14/2018	7.26%
Certificates of deposit (unsecured)	29	12/13/2018	7.25%
Certificates of deposit (unsecured)	31	12/11/2018	7.23%
Certificates of deposit (unsecured)	18	12/10/2018	7.20%
Certificates of deposit (unsecured)	20	12/07/2018	7.19%
Certificates of deposit (unsecured)	27	12/06/2018	7.19%
Certificates of deposit (unsecured)	19	12/05/2018	7.19%
Certificates of deposit (unsecured)	11	12/04/2018	7.19%
Certificates of deposit (unsecured)	8	12/03/2018	7.19%
Certificates of deposit (unsecured)	16	11/30/2018	7.42%
Certificates of deposit (unsecured)	1,200	12/06/2018	7.42%
Certificates of deposit (unsecured)	11	11/29/2018	7.43%
Certificates of deposit (unsecured)	600	11/28/2018	7.66%
Certificates of deposit (unsecured)	4	11/28/2018	7.42%
Certificates of deposit (unsecured)	300	11/28/2018	7.66%
Certificates of deposit (unsecured)	6	11/27/2018	7.42%
Certificates of deposit (unsecured)	4	11/26/2018	7.42%
Certificates of deposit (unsecured)	5	11/23/2018	7.42%
Certificates of deposit (unsecured)	7	11/22/2018	7.41%
Certificates of deposit (unsecured)	6	11/21/2018	7.41%
Certificates of deposit (unsecured)	7	11/20/2018	7.40%
Certificates of deposit (unsecured)	1	11/16/2018	7.26%
Certificates of deposit (unsecured)	6	11/15/2018	7.25%
Certificates of deposit (unsecured)	1	11/14/2018	7.23%
Certificates of deposit (unsecured)	500	11/05/2018	7.43%
Certificates of deposit (unsecured)	2,000	11/01/2018	7.67%
Certificates of deposit (unsecured)	1,200	09/17/2018	7.44%
Certificates of deposit (unsecured)	500	09/13/2018	7.43%
Certificates of deposit (unsecured)	2,000	09/13/2018	7.43%
Certificates of deposit (unsecured)	3,800	08/17/2018	7.43%
Certificates of deposit (unsecured)	100	08/16/2018	7.43%
Certificates of deposit (unsecured)	1,100	08/16/2018	7.62%
Certificates of deposit (unsecured)	50	07/27/2018	7.46%
Certificates of deposit (unsecured)	1,000	07/17/2018	7.55%
Certificates of deposit (unsecured)	1,000	06/25/2018	7.55%
Certificates of deposit (unsecured)	1,000	06/08/2018	7.59%
Certificates of deposit (unsecured)	500	05/24/2018	7.69%
Certificates of deposit (unsecured)	700	05/09/2018	7.64%
Certificates of deposit (unsecured)	750	02/23/2018	7.54%
Certificates of deposit (unsecured)	1,000	02/22/2018	7.50%
Certificates of deposit (unsecured)-USD	3	05/09/2018	0.96%
Certificates of deposit (unsecured)-USD	98	04/30/2018	0.99%
Certificates of deposit (unsecured)-USD	3,933	11/14/2018	1.62%
Certificates of deposit (unsecured)-USD	1	07/31/2018	0.40%
Certificates of deposit (unsecured)-USD	3	07/31/2018	0.99%
Certificates of deposit (unsecured)-USD	1	06/29/2018	0.40%
Certificates of deposit (unsecured)-USD	3	06/29/2018	0.98%
Certificates of deposit (unsecured)-USD	12	06/27/2018	0.98%
Certificates of deposit (unsecured)-USD	12	06/15/2018	0.98%
Certificates of deposit (unsecured)-USD	23	06/04/2018	0.98%
Certificates of deposit (unsecured)-USD	23	05/21/2018	0.98%
Certificates of deposit (unsecured)-USD	34	05/18/2018	0.98%
Certificates of deposit (unsecured)-USD	23	05/18/2018	0.98%
Certificates of deposit (unsecured)-USD	5	05/09/2018	0.96%
Certificates of deposit (unsecured)-USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured)-USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured)-USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured)-USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured)-USD	44	02/28/2018	0.65%
Certificates of deposit (unsecured)-USD	79	01/04/2018	0.85%
Certificates of deposit (unsecured)-USD	2,514	01/26/2018	1.70%
Certificates of deposit (unsecured)-USD	37	01/19/2018	0.85%
Certificates of deposit (unsecured)-USD	68	01/19/2018	0.85%
Certificates of deposit (unsecured)-USD	585	01/16/2018	1.20%
	27,350
Accrued interest	117
	27,467

Senior Unsecured Notes	19,449	11/09/2022	4.125%
Accrued interest	109
	19,558

Structured bank bonds	151	05/31/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	59	01/04/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	10	01/17/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds(*)	57	05/24/2021	TIIE
Structured bank bonds(*)	18	05/12/2021	TIIE
Structured bank bonds(*)	347	04/23/2021	TIIE
Structured bank bonds(*)	7	03/16/2021	TIIE
Structured bank bonds(*)	4	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	41	02/23/2021	TIIE
Structured bank bonds(*)	167	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	128	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	66	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	212	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	45	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	8	11/05/2020	TIIE
Structured bank bonds(*)	515	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	771	10/23/2020	TIIE
Structured bank bonds(*)	36	12/27/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	15	12/19/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	66	11/22/2019	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	155	11/14/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	18	11/07/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	103	10/16/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	20	10/03/2019	Guaranteed rate subject to NKY and SXE
Structured bank bonds(*)	90	09/25/2019	TIIE
Structured bank bonds(*)	99	09/04/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	10	06/26/2019	TIIE
Structured bank bonds(*)	58	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	27	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	219	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	7	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	21	05/23/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	15	04/26/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	50	04/26/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	118	04/26/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	18	04/03/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	10	03/27/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	110	02/21/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	11	02/14/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	19	11/16/2018	Guaranteed rate subject to S&P 500 and IPC
Structured bank bonds(*)	167	10/19/2018	Guaranteed rate subject to INDU
Structured bank bonds(*)	135	09/27/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	166	09/26/2018	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	105	09/20/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	133	08/30/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	6	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	11	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	126	07/12/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	305	06/29/2018	Guaranteed rate subject to IPC and S&P 500
Structured bank bonds(*)	10	06/29/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	925	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	10	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	150	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	467	06/27/2018	2.00%
Structured bank bonds(*)	13	06/08/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	159	06/06/2018	TIIE
Structured bank bonds(*)	127	05/31/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	715	05/30/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	05/25/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	148	05/16/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	101	05/09/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	6	04/03/2018	Guaranteed rate subject to SXEE
Structured bank bonds(*)	892	04/03/2018	Guaranteed rate subject to Euro STOXX Oil & Gas
Structured bank bonds(*)	49	03/22/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	46	03/20/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	21	03/14/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	90	03/12/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	41	03/05/2018	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	41	03/05/2018	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	476	03/02/2018	Guaranteed rate subject to FSTE 100
Structured bank bonds(*)	10	02/21/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	24	02/20/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	310	02/19/2018	Guaranteed rate subject to IXE
Structured bank bonds(*)	40	02/16/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	14	01/04/2018	Guaranteed rate subject to EURO STOXX Oil & Gas
Structured bank bonds(*)	572	01/04/2018	Guaranteed rate subject to EURO STOXX Oil & Gas
Structured bank bonds(*)	181	05/17/2019	Guaranteed rate subject to Euro STOXX 50
	10,726
Transaction costs and accrued interest (net)	22
	10,748

Promissory notes	1,115	08/22/2018	7.53%
Promissory notes	499	08/10/2018	7.56%
Promissory notes	1,022	08/06/2018	7.57%
Promissory notes	511	08/03/2018	7.58%
Promissory notes	96	06/04/2018	7.38%
Promissory notes	868	06/04/2018	7.38%
Promissory notes	2,677	02/28/2018	7.38%
Promissory notes	1	01/23/2018	7.25%
Promissory notes	58	01/23/2018	7.25%
Promissory notes	60	01/02/2018	7.20%
Promissory notes	10,001	01/02/2018	7.25%
Promissory notes	6,500	01/02/2018	7.25%
	23,408
Accrued interest	169
	23,577

Unsecured bonds	3,000	03/16/2018	8.91%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	1,700	03/09/2021	TIIE + 15 basis points
Unsecured bonds	3,000	12/06/2018	TIIE + 18 basis points
	14,700
Accrued interest	98
	14,798

Mortgage-backed bonds	133	05/25/2032	5.00%
Mortgage-backed bonds	15	05/25/2032	6.40%
	148
Accrued interest	—
	148

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2018, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	8	01/02/2019	8.14%
Certificates of deposit (unsecured)	15	01/03/2019	8.14%
Certificates of deposit (unsecured)	28	01/04/2019	8.14%
Certificates of deposit (unsecured)	28	01/07/2019	8.15%
Certificates of deposit (unsecured)	23	01/08/2019	8.14%
Certificates of deposit (unsecured)	26	01/09/2019	8.16%
Certificates of deposit (unsecured)	21	01/10/2019	8.16%
Certificates of deposit (unsecured)	16	01/11/2019	8.15%
Certificates of deposit (unsecured)	22	01/14/2019	8.15%
Certificates of deposit (unsecured)	19	01/15/2019	8.15%
Certificates of deposit (unsecured)	12	01/16/2019	8.17%
Certificates of deposit (unsecured)	20	01/17/2019	8.17%
Certificates of deposit (unsecured)	1,050	01/17/2019	8.12%
Certificates of deposit (unsecured)	20	01/18/2019	8.18%
Certificates of deposit (unsecured)	23	01/21/2019	8.36%
Certificates of deposit (unsecured)	21	01/22/2019	8.38%
Certificates of deposit (unsecured)	16	01/23/2019	8.38%
Certificates of deposit (unsecured)	28	01/24/2019	8.38%
Certificates of deposit (unsecured)	19	01/25/2019	8.39%
Certificates of deposit (unsecured)	34	01/28/2019	8.40%
Certificates of deposit (unsecured)	24	01/29/2019	8.13%
Certificates of deposit (unsecured)	39	01/30/2019	8.14%
Certificates of deposit (unsecured)	65	01/31/2019	8.14%
Certificates of deposit (unsecured)	1,000	02/08/2019	8.12%
Certificates of deposit (unsecured)	60	02/11/2019	8.38%
Certificates of deposit (unsecured)	900	02/15/2019	8.12%
Certificates of deposit (unsecured)	1,000	02/08/2019	8.38%
Certificates of deposit (unsecured)	700	02/25/2019	8.12%
Certificates of deposit (unsecured)	1,500	03/15/2019	8.12%
Certificates of deposit (unsecured)	1,500	03/26/2019	8.44%
Certificates of deposit (unsecured)	550	02/01/2019	8.34%
Certificates of deposit (unsecured)	1,000	05/16/2019	8.12%
Certificates of deposit (unsecured)	800	06/13/2019	8.12%
Certificates of deposit (unsecured)	9	06/20/2019	8.89%
Certificates of deposit (unsecured)	12	06/21/2019	8.89%
Certificates of deposit (unsecured)	26	06/24/2019	8.90%
Certificates of deposit (unsecured)	8	06/25/2019	8.89%
Certificates of deposit (unsecured)	23	06/26/2019	8.91%
Certificates of deposit (unsecured)	40	06/27/2019	8.91%
Certificates of deposit (unsecured)	40	06/28/2019	8.90%
Certificates of deposit (unsecured)	80	07/01/2019	8.90%
Certificates of deposit (unsecured)	23	07/02/2019	8.90%
Certificates of deposit (unsecured)	36	07/03/2019	8.92%
Certificates of deposit (unsecured)	43	07/04/2019	8.92%
Certificates of deposit (unsecured)	1,200	07/04/2019	8.12%
Certificates of deposit (unsecured)	43	07/05/2019	8.93%
Certificates of deposit (unsecured)	51	07/08/2019	9.11%
Certificates of deposit (unsecured)	57	07/09/2019	9.13%
Certificates of deposit (unsecured)	66	07/10/2019	9.13%
Certificates of deposit (unsecured)	48	07/11/2019	9.13%
Certificates of deposit (unsecured)	36	07/12/2019	9.14%
Certificates of deposit (unsecured)	52	07/15/2019	9.15%
Certificates of deposit (unsecured)	41	07/16/2019	8.88%
Certificates of deposit (unsecured)	33	07/17/2019	8.88%
Certificates of deposit (unsecured)	43	07/18/2019	8.89%
Certificates of deposit (unsecured)	46	07/19/2019	8.89%
Certificates of deposit (unsecured)	1,000	07/19/2019	8.12%
Certificates of deposit (unsecured)	39	07/22/2019	8.90%
Certificates of deposit (unsecured)	28	07/23/2019	8.89%
Certificates of deposit (unsecured)	41	07/24/2019	8.91%
Certificates of deposit (unsecured)	500	07/24/2019	8.12%
Certificates of deposit (unsecured)	40	07/25/2019	8.91%
Certificates of deposit (unsecured)	34	07/26/2019	8.90%
Certificates of deposit (unsecured)	43	07/29/2019	8.90%
Certificates of deposit (unsecured)	50	07/25/2019	8.36%
Certificates of deposit (unsecured)	66	07/30/2019	8.90%
Certificates of deposit (unsecured)	92	07/31/2019	8.92%
Certificates of deposit (unsecured)	32	08/01/2019	8.92%
Certificates of deposit (unsecured)	200	08/01/2019	8.40%
Certificates of deposit (unsecured)	18	08/02/2019	8.93%
Certificates of deposit (unsecured)	32	08/05/2019	9.11%
Certificates of deposit (unsecured)	20	08/06/2019	9.13%
Certificates of deposit (unsecured)	52	08/07/2019	9.13%
Certificates of deposit (unsecured)	71	08/08/2019	9.13%
Certificates of deposit (unsecured)	2,000	06/13/2019	8.12%
Certificates of deposit (unsecured)	1	08/13/2019	8.88%
Certificates of deposit (unsecured)	350	08/22/2019	8.39%
Certificates of deposit (unsecured)	600	08/28/2019	8.12%
Certificates of deposit (unsecured)	1,700	09/02/2019	8.12%
Certificates of deposit (unsecured)	500	09/25/2019	8.40%
Certificates of deposit (unsecured)	600	09/27/2019	8.41%
Certificates of deposit (unsecured)-USD	1	01/04/2019	0.98%
Certificates of deposit (unsecured)-USD	2	05/03/2019	0.98%
Certificates of deposit (unsecured)-USD	1,100	11/08/2019	8.12%
Certificates of deposit (unsecured)-USD	112	01/04/2019	2.00%
Certificates of deposit (unsecured)-USD	13	03/04/2019	1.50%
Certificates of deposit (unsecured)-USD	13	05/16/2019	1.51%
Certificates of deposit (unsecured)-USD	22	09/30/2019	1.70%
Certificates of deposit (unsecured)-USD	33	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	1	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/20/2019	1.75%
Certificates of deposit (unsecured)-USD	12	11/29/2019	1.75%
Certificates of deposit (unsecured)-USD	22	12/17/2019	1.75%
Certificates of deposit (unsecured)-USD	105	12/24/2019	1.75%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	4	05/16/2019	1.65%
Certificates of deposit (unsecured)-USD	58	12/24/2019	1.85%
Certificates of deposit (unsecured)-USD	77	12/24/2019	1.75%
	22,363
Accrued interest	70
	22,433

Senior Unsecured Notes	19,482	11/09/2022	4.125%
Accrued interest	108
	19,590

Structured bank bonds	16	02/20/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	139	10/15/2019	9.54%
Structured bank bonds	13	01/04/2019	0.25%
Structured bank bonds	32	01/14/2019	0.25%
Structured bank bonds	27	01/18/2019	0.25%
Structured bank bonds	10	01/09/2019	11.00%
Structured bank bonds	16	01/25/2019	0.25%
Structured bank bonds	40	01/08/2019	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	24	01/10/2019	12.00%
Structured bank bonds	25	01/10/2019	12.00%
Structured bank bonds	60	01/10/2019	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	39	01/03/2019	6.34%
Structured bank bonds	70	01/03/2019	12.23%
Structured bank bonds	10	01/18/2019	12.00%
Structured bank bonds	59	01/11/2019	5.81%
Structured bank bonds	25	02/01/2019	0.25%
Structured bank bonds	15	02/05/2019	11.00%
Structured bank bonds(*)	43	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	201	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	742	10/23/2020	TIIE
Structured bank bonds(*)	430	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	19	11/07/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	8	11/05/2020	TIIE
Structured bank bonds(*)	163	11/14/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	118	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	154	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	11	02/14/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	40	02/23/2021	TIIE
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	5	03/16/2021	TIIE
Structured bank bonds(*)	20	05/23/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	11	03/27/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	18	04/03/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	111	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	49	04/26/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	6	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	17	05/12/2021	TIIE
Structured bank bonds(*)	1	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	27	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	212	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	57	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	287	04/23/2021	TIIE
Structured bank bonds(*)	99	09/04/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	14	12/19/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	21	10/03/2019	Guaranteed rate subject to NKY and SXE
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	10	06/26/2019	TIIE
Structured bank bonds(*)	55	05/24/2021	TIIE
Structured bank bonds(*)	91	09/25/2019	TIIE
Structured bank bonds(*)	94	10/16/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	117	02/21/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	37	12/27/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	15	02/20/2020	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	19	03/05/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	55	03/01/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	29	03/27/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	263	06/02/2020	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	527	03/25/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	68	11/22/2019	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	15	06/27/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	117	06/24/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	120	05/29/2019	Guaranteed rate subject to S&P 500 and IPC
Structured bank bonds(*)	10	07/11/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	07/30/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	07/30/2019	Guaranteed rate subject to IPC
Structured bank bonds(*)	177	05/17/2019	Guaranteed rate subject to Euro STOXX 50
	5,371
Transaction costs and accrued interest (net)	5
	5,376

Promissory notes	1,385	08/08/2019	8.33%
Promissory notes	461	08/21/2019	8.38%
Promissory notes	1,291	08/20/2019	8.38%
Promissory notes	646	09/06/2019	8.35%
Promissory notes	830	09/17/2019	8.39%
Promissory notes	861	04/09/2019	8.22%
Promissory notes	2,109	05/31/2019	8.66%
Promissory notes	3,500	01/03/2019	8.25%
Promissory notes	3,500	01/03/2019	8.25%
Promissory notes	2,990	01/07/2019	8.25%
Promissory notes	2,990	01/07/2019	8.25%
Promissory notes	2,519	01/07/2019	8.25%
Promissory notes	3,477	01/24/2019	8.67%
Promissory notes	3,477	01/24/2019	8.67%
Promissory notes	3,047	01/24/2019	8.67%
Promissory notes	2,500	01/30/2019	8.25%
Promissory notes	65	01/07/2019	8.20%
	35,648
Accrued interest	183
	35,831

Unsecured bonds	1,700	03/09/2021	8.91%
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	6,484	02/10/2020	London Inter-Bank Offered Rate (LIBOR) + 20 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
	19,645
Accrued interest	72
	19,717

Mortgage-backed bonds	100	05/25/2032	5.00%
Mortgage-backed bonds	15	05/25/2032	6.40%
	115
Accrued interest	—
	115

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

Other financial liabilities at fair value through profit or loss
Financial liabilities
Schedule of changes in financial instruments

	2017	2018

Beginning balance	12,335	10,504
Issues	2,299	1,243
Of which:
Structured bank bonds	2,299	1,243
Of which:
Banco Santander México, S.A.	2,299	1,243
Redemptions	(4,590)	(6,715)
Of which:
Structured bank bonds	(4,590)	(6,715)
Of which:
Banco Santander México, S.A.	(4,590)	(6,715)
Changes in fair value	460	(282)
Balance at year-end	10,504	4,750

Financial liabilities at amortized cost category
Financial liabilities
Schedule of changes in financial instruments

	2017	2018

Beginning balance	77,668	85,792
Issues	2,251,910	2,458,603
Of which:
Certificates of deposit (unsecured)	70,705	54,486
Structured bank bonds	6,238	10,710
Promissory notes	2,174,967	2,382,790
Unsecured bonds	—	10,617
Of which:
Banco Santander México, S.A.	2,251,910	2,458,603
Redemptions	(2,243,323)	(2,446,455)
Of which:
Certificates of deposit (unsecured)	(69,455)	(59,578)
Structured bank bonds	(6,190)	(10,294)
Promissory notes	(2,167,658)	(2,370,551)
Unsecured bonds	—	(6,000)
Mortgage backed bonds	(20)	(32)
Of which:
Banco Santander México, S.A.	(2,243,303)	(2,446,422)
Santander Vivienda, S.A. de C.V.	(20)	(32)
Accrued interest	292	(31)
Effect of changes in foreign exchange rates	(755)	403
Balance at year-end	85,792	98,312